Prepaid Royalties and Deferred Costs - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2013 Royalty Agreements USD ($)	Dec. 31, 2013 Royalty Agreements CNY	Dec. 31, 2012 Royalty Agreements CNY
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Asset impairment loss	77,168,107	5,125,950	$ 1,700,000	10,400,000	900,000
Deferred cost impairment loss			$ 400,000	2,700,000